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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (Unaudited)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
SENIOR LOANS*: 170.5%
Aerospace & Defense: 3.9%
			Avio Group	NR	NR
EUR	708,333		Term Loan, 6.032%, maturing December 13, 2014			$968,478
EUR	708,333		Term Loan, 6.407%, maturing December 13, 2015			972,895
$590,346			Term Loan, 7.715%, maturing December 13, 2014			598,217
590,346			Term Loan, 8.091%, maturing December 13, 2015			601,169
			Delta Air Lines, Inc.	Ba2	B+
1,500,000		(5)	Term Loan, maturing April 30, 2012			1,507,500
			Delta Air Lines, Inc.	B2	B-
2,500,000			Term Loan, 8.605%, maturing April 30, 2012			2,535,000
			Dyncorp International, LLC	Ba2	BB-
2,429,252			Term Loan, 7.625%, maturing February 11, 2011			2,451,521
			Forgings International, Ltd.	NR	NR
1,362,698			Term Loan, 7.570%, maturing August 11, 2014			1,379,853
1,369,696			Term Loan, 7.820%, maturing August 11, 2015			1,392,810
GBP	239,387		Term Loan, 7.906%, maturing August 11, 2014			479,868
GBP	241,073		Term Loan, 8.156%, maturing August 11, 2015			485,293
			Hawker Beechcraft Acquisition Company, LLC	Ba3	BB-
$700,479			Term Loan, 7.250%, maturing March 26, 2014			704,670
6,675,017			Term Loan, 7.320%, maturing March 26, 2014			6,714,954
			Hexcel Corporation	Ba1	BB
985,259			Term Loan, 7.108%, maturing March 01, 2012			988,953
			K&F Industries, Inc.	Ba3	B+
3,906,250			Term Loan, 7.320%, maturing November 18, 2012			3,912,965
			McKechnie Aerospace DE, Inc.	Ba3	B+
1,000,000		(5)	Term Loan, maturing May 11, 2014			1,004,690
			Spirit Aerosystems, Inc.	Ba3	BB+
980,490			Term Loan, 7.105%, maturing December 31, 2011			987,077
			Transdigm, Inc.	Ba3	B+
3,500,000			Term Loan, 7.348%, maturing June 23, 2013			3,524,500
			United Airlines, Inc.	B1	B+
2,500,000			Term Loan, 7.375%, maturing February 01, 2014			2,506,058
			US Airways Group, Inc.	B2	B
6,200,000			Term Loan, 7.850%, maturing March 24, 2014			6,247,467
			Wesco Aircraft Hardware Corporation	B1	B+
1,486,250			Term Loan, 7.600%, maturing September 29, 2013			1,498,558

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace & Defense (continued)
		Wyle Holdings Inc.	NR	B+
$1,750,418		Term Loan, 8.110%, maturing January 28, 2011			$1,756,982
					43,219,478
Automobile: 3.5%
	(2)	Federal-Mogul Corporation	NR	BBB+
1,230,000		Debtor In Possession Revolver, 2.299%, maturing July 01, 2007			1,225,388
		Ford Motor Company	Ba3	B
2,493,750		Term Loan, 8.360%, maturing December 15, 2013			2,516,585
		Hertz Corporation	Ba1	BB+
4,866,660		Term Loan, 7.082%, maturing December 21, 2012			4,907,725
1,027,778		Term Loan, 7.100%, maturing December 21, 2012			1,036,450
		KAR Holdings, Inc.	Ba3	B
3,000,000		Term Loan, 7.570%, maturing October 20, 2013			3,023,253
		Navistar International Corporation	NR	NR
1,800,000		Term Loan, 8.584%, maturing January 19, 2012			1,827,938
		Oshkosh Truck Corporation	Ba3	BB
17,955,000		Term Loan, 7.350%, maturing December 06, 2013			18,047,576
		SAF-Holland Group GmbH	NR	NR
1,497,542		Term Loan, 7.725%, maturing January 07, 2015			1,516,261
1,370,412		Term Loan, 8.225%, maturing February 07, 2016			1,387,543
		Vanguard Car Rental USA Holdings, Inc.	Ba3	BB
3,877,500		Term Loan, 8.349%, maturing June 14, 2013			3,913,852
					39,402,571
Beverage, Food & Tobacco: 5.6%
		Advance Food Company	B1	B+
722,222		Term Loan, 7.100%, maturing March 08, 2014			724,931
		ARAMARK Corporation	Ba3	B+
2,992,500		Term Loan, 7.475%, maturing January 26, 2014			3,016,305
1,698,762		Term Loan, 7.475%, maturing January 26, 2014			1,712,276
17,161,499		Term Loan, 7.475%, maturing January 26, 2014			17,298,018
		B&G Foods, Inc.	Ba2	B+
706,522		Term Loan, 7.360%, maturing February 23, 2013			710,275
		Birds Eye Foods, Inc.	B1	B+
1,000,000		Term Loan, 7.090%, maturing March 22, 2013			1,002,969
		Bolthouse Farms, Inc.	B1	B
1,970,013		Term Loan, 7.625%, maturing December 16, 2012			1,981,711

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
		Bumble Bee Foods, LLC	Ba3	B+
$1,200,000		Term Loan, 7.106%, maturing May 02, 2012			$1,201,500
		Dean Food Company	Ba3	BB
844,444		Term Loan, 6.875%, maturing April 02, 2014			847,506
		Gate Gourmet Borrower, LLC	B2	B
169,681		Term Loan, 8.090%, maturing March 09, 2012			167,135
		Golden State Foods	B1	B+
3,880,000		Term Loan, 7.105%, maturing February 28, 2011			3,887,275
		Iglo Birds Eye	NR	NR
EUR	380,330	Term Loan, 6.085%, maturing November 30, 2014			519,814
EUR	568,424	Term Loan, 6.085%, maturing November 30, 2014			776,891
EUR	51,247	Term Loan, 6.106%, maturing November 30, 2014			70,041
EUR	380,330	Term Loan, 6.460%, maturing November 30, 2015			519,814
EUR	568,424	Term Loan, 6.460%, maturing November 30, 2015			780,126
EUR	51,247	Term Loan, 6.481%, maturing November 30, 2015			70,333
		Michael Foods	Ba3	B+
$3,227,084		Term Loan, 7.361%, maturing November 21, 2010			3,253,304
		Nutro Products, Inc.	B1	B-
2,110,312		Term Loan, 7.349%, maturing April 26, 2013			2,111,631
		Orangina Group	NR	NR
EUR	147,059	Term Loan, 6.307%, maturing December 31, 2013			201,077
EUR	852,941	Term Loan, 6.307%, maturing December 31, 2013			1,165,837
		Pierre Foods	Ba3	B+
$3,504,906		Term Loan, 7.610%, maturing June 30, 2010			3,523,528
		Pinnacle Foods Holding Corporation	B2	B-
5,700,000		Term Loan, 8.099%, maturing April 02, 2014			5,749,163
		Reynolds American	Baa2	BBB-
4,962,500		Term Loan, 7.125%, maturing May 31, 2012			5,006,364
		Sturm Foods, Inc.	B1	B
3,000,000		Term Loan, 7.938%, maturing January 31, 2014			3,016,251
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 8.228%, maturing December 31, 2014			2,972,923
					62,286,998
Buildings & Real Estate: 3.6%
		Armstrong World Industries, Inc.	Ba2	BB
$1,391,250		Term Loan, 7.070%, maturing October 02, 2013			1,397,120

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate (continued)
			Capital Automotive, L.P.	Ba1	BB+
$11,163,155			Term Loan, 7.070%, maturing December 16, 2010			$11,272,252
			Contech Construction Products, Inc.	Ba3	B+
	1,729,097		Term Loan, 7.333%, maturing January 31, 2013			1,740,985
			Custom Building Products, Inc.	B1	B+
	4,901,962		Term Loan, 7.600%, maturing October 29, 2011			4,912,173
			Frans Bonhomme	NR	NR
EUR	500,000	(5)	Term Loan, maturing January 31, 2015			682,712
EUR	500,000	(5)	Term Loan, maturing January 31, 2016			686,076
			Headwaters Incorporated	Ba2	BB-
$2,287,820			Term Loan, 7.360%, maturing April 30, 2011			2,294,255
			Hearthstone Housing Partners II, LLC	NR	NR
	4,358,824		Revolver, 5.623%, maturing December 01, 2007			4,337,030
			John Maneely Company	B3	B+
	4,590,265		Term Loan, 8.613%, maturing December 08, 2013			4,589,191
			KCPC Acquisition, Inc.	Ba2	B
	189,655	(5)	Term Loan, maturing May 22, 2014			190,841
	810,345	(5)	Term Loan, maturing May 22, 2014			815,409
			Maguire Properties, Inc.	Ba3	BB-
	774,469		Term Loan, 7.320%, maturing April 24, 2012			778,825
			Nortek, Inc.	Ba2	B
	3,499,049		Term Loan, 7.360%, maturing August 27, 2011			3,512,170
			Ply Gem Industries, Inc.	B1	B+
	535,714		Revolver, 4.487%, maturing February 12, 2009			514,285
			Shea Capital I, LLC	Ba3	BB-
	995,000		Term Loan, 7.350%, maturing October 27, 2011			978,831
			Tishman Speyer	Ba2	BB-
	1,500,000		Term Loan, 7.070%, maturing December 08, 2012			1,507,812
						40,209,967
Cargo Transport: 2.6%
			Baker Tanks, Inc.	B1	B
	2,000,000		Term Loan, 7.601%, maturing May 01, 2014			2,013,750
			Dockwise Transport, N.V.	NR	NR
	1,094,819		Term Loan, 7.695%, maturing April 20, 2015			1,113,067
	1,094,819		Term Loan, 8.195%, maturing April 20, 2016			1,114,891
			Dockwise Transport, N.V.	NR	NR
	560,000		Term Loan, 9.820%, maturing October 20, 2016			570,266
			Gainey Corporation	B2	BB-
	794,000		Term Loan, 8.097%, maturing April 20, 2012			797,474

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport (continued)
			Greatwide Logistics Services, Inc.	B1	B-
$2,992,500			Term Loan, 8.850%, maturing December 19, 2013			$2,947,613
			Helm Holding Corporation	B2	B+
	976,294		Term Loan, 7.607%, maturing July 08, 2011			979,345
			Horizon Lines, LLC	Ba2	B
	1,932,529		Term Loan, 7.600%, maturing July 07, 2011			1,947,628
			Inmar, Inc.	B1	B
	575,000		Term Loan, 7.820%, maturing April 30, 2013			579,672
			Kenan Advantage Group, Inc.	B3	B+
	987,505		Term Loan, 8.350%, maturing December 16, 2011			994,911
		(2)	Neoplan USA Corporation	NR	NR
	1,667,250	(3)	Revolver, 6.520%, maturing June 30, 2006			1,667,250
	5,306,058	(3)	Term Loan, 11.008%, maturing June 30, 2006			4,457,089
			Railamerica Transportation Corp.	NR	NR
	4,200,000		Term Loan, 7.610%, maturing August 14, 2008			4,213,125
			TNT Logistics	B1	B
	723,070		Term Loan, 6.417%, maturing November 04, 2013			730,753
	1,922,813		Term Loan, 7.820%, maturing November 04, 2013			1,937,234
			US Shipping Partners, L.P.	B1	B+
	432,285		Term Loan, 5.409%, maturing March 31, 2012			437,688
	1,985,000		Term Loan, 8.850%, maturing March 31, 2012			2,009,813
						28,511,569
Cellular: 2.3%
			American Cellular Corporation	B1	B-
	4,650,000		Term Loan, 7.320%, maturing March 15, 2014			4,681,388
			Centennial Communications Corp.	Ba2	B
	10,085,631		Term Loan, 7.351%, maturing February 09, 2011			10,174,929
			Cricket Communications, Inc.	Ba3	B
	5,955,000		Term Loan, 7.600%, maturing June 16, 2013			6,014,550
			NTELOS, Inc.	Ba3	B
	4,355,498		Term Loan, 7.570%, maturing August 24, 2011			4,382,176
						25,253,043
Chemicals, Plastics & Rubber: 10.0%
			AZ Chem US, Inc.	B1	B
EUR	759,590		Term Loan, 6.105%, maturing February 28, 2014			1,034,727
			AZ Chem US, Inc.	Caa1	CCC+
$333,333			Term Loan, 10.860%, maturing February 28, 2014			338,125
			Borsodchem Nyrt.	NR	NR
EUR	403,030		Term Loan, 3.166%, maturing April 15, 2015			548,095
EUR	403,030		Term Loan, 3.408%, maturing April 15, 2016			550,419

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
		Brenntag Holding GmbH & Co. KG	B1	B
$1,178,182		Term Loan, 7.887%, maturing January 17, 2014			$1,193,093
	3,621,818	Term Loan, 7.887%, maturing January 17, 2014			3,667,656
		Celanese	Ba3	BB-
	3,200,000	Term Loan, 5.320%, maturing April 02, 2014			3,221,834
	7,000,000	Term Loan, 7.099%, maturing April 02, 2014			7,047,761
		Flint Group	NR	NR
	936,821	Term Loan, 7.824%, maturing December 31, 2012			945,531
	353,279	Term Loan, 7.824%, maturing December 31, 2014			356,564
	1,290,100	Term Loan, 8.324%, maturing December 31, 2013			1,308,141
		Hawkeye Renewables, LLC	B3	NR
	3,721,875	Term Loan, 9.361%, maturing June 30, 2012			3,648,368
		HC Starck	NR	NR
EUR	83,333	Term Loan, 6.300%, maturing March 15, 2015			114,054
EUR	83,333	Term Loan, 6.675%, maturing March 15, 2016			114,574
$323,225		Term Loan, 7.715%, maturing March 15, 2015			328,208
	323,225	Term Loan, 8.090%, maturing March 15, 2016			329,824
		Hexion Specialty Chemicals, Inc.	Ba3	B
	1,188,000	Term Loan, 7.220%, maturing May 05, 2013			1,198,952
	5,381,488	Term Loan, 7.875%, maturing May 05, 2013			5,431,100
	1,169,012	Term Loan, 7.875%, maturing May 05, 2013			1,179,789
	2,487,500	Term Loan, 7.875%, maturing May 05, 2013			2,510,432
		Huntsman International, LLC	Ba1	BB
	9,998,139	Term Loan, 7.070%, maturing August 16, 2012			10,057,508
		Ineos US Finance, LLC	Ba2	B+
	2,520,000	Term Loan, 7.579%, maturing December 16, 2012			2,532,076
	2,970,000	Term Loan, 7.580%, maturing December 16, 2013			3,000,627
	2,970,000	Term Loan, 8.080%, maturing December 23, 2014			3,000,627
		Innophos, Inc.	Ba1	B+
	961,364	Term Loan, 7.570%, maturing August 13, 2010			966,370
		ISP Chemco, Inc.	Ba3	B+
	3,465,000	Term Loan, 7.125%, maturing February 16, 2013			3,479,231
		JohnsonDiversey, Inc.	Ba2	B+
	506,123	Term Loan, 7.860%, maturing December 16, 2010			512,555
	2,642,214	Term Loan, 7.860%, maturing December 16, 2011			2,675,791

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
			Kraton Polymers, LLC	Ba3	B+
	$1,782,000		Term Loan, 7.370%, maturing May 12, 2013			$1,798,336
			Lucite International US Finco Limited	B1	B+
	543,511		Term Loan, 4.880%, maturing July 07, 2013			547,418
	706,493		Term Loan, 8.070%, maturing July 07, 2013			711,572
			Lyondell Chemical Company	Ba2	BB
	3,473,750		Term Loan, 6.856%, maturing August 16, 2013			3,483,737
			MacDermid, Inc.	B1	B+
EUR	1,000,000		Term Loan, 6.115%, maturing April 09, 2014			1,349,605
	$1,300,000		Term Loan, 7.320%, maturing April 12, 2014			1,305,145
			Millennium Inorganic Chemicals, Inc.	Ba3	B+
	2,900,000	(5)	Term Loan, maturing May 21, 2014			2,924,833
			Millennium Inorganic Chemicals, Inc.	B3	CCC+
	900,000	(5)	Term Loan, maturing November 21, 2014			912,375
			Nalco Company	Ba2	BB-
	12,293,484		Term Loan, 7.102%, maturing November 04, 2010			12,385,685
			Northeast Biofuels, LLC	B1	B+
	1,268,293		Term Loan, 8.600%, maturing June 30, 2013			1,266,707
			Polypore Incorporated	Ba3	B
	6,936,162		Term Loan, 8.320%, maturing November 12, 2011			6,953,503
			PQ Corporation	Ba2	B+
	2,450,000		Term Loan, 7.350%, maturing February 10, 2012			2,458,166
			Rockwood Specialties Group, Inc.	Ba2	B+
	9,825,495		Term Loan, 7.355%, maturing December 13, 2013			9,918,228
			Supresta Holdings, LLC	Ba3	B+
	1,925,113		Term Loan, 8.600%, maturing July 20, 2011			1,927,519
			Vertellus Specialties, Inc.	B3	B+
	2,357,188		Term Loan, 8.600%, maturing March 31, 2013			2,377,813
						111,612,674
Containers, Packaging & Glass: 4.2%
			Altivity Packaging, LLC	Ba3	BB-
	1,194,759		Term Loan, 7.591%, maturing June 30, 2013			1,208,574
			Berry Plastics Corporation	Ba3	B+
	3,500,000		Term Loan, 7.355%, maturing April 03, 2015			3,517,259
			Graham Packaging Company	B1	B
	13,200,000		Term Loan, 7.625%, maturing October 07, 2011			13,327,882
			Graphic Packaging International, Inc.	Ba2	B+
	9,200,000		Term Loan, 7.328%, maturing May 16, 2014			9,290,086
			Owens-illinois	Ba2	BB-
EUR	2,199,375		Term Loan, 5.363%, maturing April 01, 2008			2,952,105

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass (continued)
		Pro Mach, Inc.	B1	B
	$2,475,000	Term Loan, 7.600%, maturing December 01, 2011			$2,493,563
		Smurfit-Stone Container Corporation	Ba2	B+
	3,519,690	Term Loan, 7.375%, maturing November 01, 2011			3,551,487
	5,554,831	Term Loan, 7.375%, maturing November 01, 2011			5,605,013
		Tegrant Holding Co.	NR	NR
	500,000	Term Loan, 7.600%, maturing March 08, 2013			502,813
		Tegrant Holding Co.	NR	NR
	500,000	Term Loan, 10.850%, maturing March 08, 2015			505,938
		Xerium Technologies, Inc.	B2	B+
	3,277,423	Term Loan, 8.100%, maturing May 18, 2012			3,279,471
					46,234,191
Data and Internet Services: 7.9%
		Activant Solutions, Inc.	B1	B
	930,897	Term Loan, 7.375%, maturing May 02, 2013			930,607
		Acxiom Corporation	Ba2	BB
	1,823,333	Term Loan, 7.083%, maturing September 15, 2012			1,834,160
		Amadeus IT Group S.A.	NR	NR
EUR	768,581	Term Loan, 6.245%, maturing July 31, 2013			1,047,621
EUR	768,581	Term Loan, 6.495%, maturing July 31, 2013			1,050,853
		Audatex	B1	B+
	$3,250,000	Term Loan, 7.320%, maturing April 30, 2014			3,268,281
		Carlson Wagonlit Holdings B.V.	Ba2	B+
	2,750,000	Term Loan, 7.605%, maturing August 03, 2012			2,775,352
		iPayment, Inc.	B1	B
	2,970,000	Term Loan, 7.594%, maturing May 10, 2013			2,958,863
		Open Text Corporation	Ba3	BB-
	1,606,635	Term Loan, 7.850%, maturing October 02, 2013			1,618,684
		Reynolds & Reynolds Company	Ba2	BB-
	10,945,000	Term Loan, 7.350%, maturing October 26, 2012			11,030,995
		Reynolds & Reynolds Company	B3	B-
	2,375,000	Term Loan, 10.850%, maturing October 26, 2013			2,435,118
		Sabre, Inc.	B1	B+
	13,500,000	Term Loan, 7.605%, maturing September 30, 2014			13,529,538
		Sitel, LLC	B2	BB-
	3,893,842	Term Loan, 7.846%, maturing January 30, 2014			3,923,046

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
	Sungard Data Systems, Inc.	Ba3	B+
$28,463,889	Term Loan, 7.356%, maturing February 11, 2013			$28,730,738
	Transaction Network Services, Inc.	B1	BB-
1,250,000	Term Loan, 7.110%, maturing March 28, 2014			1,256,250
	Transfirst Holdings, Inc.	B2	B+
836,619	Term Loan, 7.850%, maturing August 15, 2012			837,665
	Travelport, Inc.	Ba3	B
289,971	Term Loan, 7.850%, maturing August 23, 2013			292,344
2,735,297	Term Loan, 7.850%, maturing August 23, 2013			2,757,678
	Verifone, Inc.	B1	BB-
2,244,375	Term Loan, 7.110%, maturing October 31, 2013			2,255,597
	Worldspan, L.P.	Ba3	B
3,990,000	Term Loan, 8.598%, maturing February 28, 2011			4,012,444
	Worldspan, L.P.	B3	CCC+
1,300,000	Term Loan, 12.350%, maturing December 07, 2014			1,312,188
				87,858,022
Diversified / Conglomerate Manufacturing: 4.4%
	Aearo Technologies, Inc.	B1	B
1,584,000	Term Loan, 7.850%, maturing March 24, 2013			1,596,541
	Aearo Technologies, Inc.	Caa1	CCC+
1,200,000	Term Loan, 11.850%, maturing September 24, 2013			1,222,500
	Axia Incorporated	B2	B
1,481,250	Term Loan, 8.600%, maturing December 21, 2012			1,444,219
	Baldor Electric Company	Ba3	BB
3,541,029	Term Loan, 7.125%, maturing March 31, 2014			3,564,640
	Brand Services, Inc.	B1	B
1,600,000	Term Loan, 7.625%, maturing February 07, 2014			1,610,002
	Brand Services, Inc.	Caa1	CCC+
1,600,000	Term Loan, 11.375%, maturing February 07, 2014			1,618,000
	Chart Industries, Inc.	Ba2	B+
2,000,001	Term Loan, 7.375%, maturing October 17, 2012			2,005,001
	Cinram International, Inc.	B1	BB-
2,598,455	Term Loan, 7.355%, maturing May 05, 2011			2,591,959
	Dayco Products, LLC	Ba3	BB-
496,250	Term Loan, 7.847%, maturing June 21, 2011			500,593

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
			Dresser, Inc.	B2	B
	$5,000,000		Term Loan, 7.860%, maturing May 04, 2014			$5,047,815
			Ferretti S.P.A	NR	NR
EUR	600,000		Term Loan, 4.084%, maturing March 31, 2015			818,340
EUR	600,000		Term Loan, 4.084%, maturing March 31, 2016			821,973
			Generac Power Systems, Inc.	B1	B
	$4,455,000		Term Loan, 7.850%, maturing November 09, 2013			4,428,747
			Gentek Holding Corporation	Ba3	B+
	416,667		Term Loan, 7.340%, maturing February 28, 2011			418,360
	2,324,423		Term Loan, 7.356%, maturing February 28, 2011			2,333,867
			Goodman Global Holdings, Inc.	Ba2	B+
	1,473,571		Term Loan, 7.125%, maturing December 23, 2011			1,478,483
			Itron, Inc.	Ba3	B+
	800,000		Term Loan, 7.358%, maturing April 18, 2014			808,625
			Mueller Group, Inc.	Ba3	BB
	4,000,000	(5)	Term Loan, maturing May 24, 2014			4,035,000
			Norcross Safety Products, LLC	Ba1	BB-
	968,594		Term Loan, 7.400%, maturing June 30, 2012			972,226
			Rexnord Corporation	Ba2	B+
	968,485		Term Loan, 7.580%, maturing July 19, 2013			977,111
	2,297,131		Term Loan, 7.858%, maturing July 19, 2013			2,317,589
			Sensata Technologies	B1	BB-
	4,168,500		Term Loan, 7.105%, maturing April 27, 2013			4,172,643
			Sensus Metering Systems, Inc.	Ba3	B+
	166,739		Term Loan, 7.361%, maturing December 17, 2010			167,573
	1,539,130		Term Loan, 7.364%, maturing December 17, 2010			1,546,826
			Springs Window Fashions	Ba3	B+
	944,136		Term Loan, 8.125%, maturing December 31, 2012			950,627
			Textron Fastening Systems	B2	B+
	497,500		Term Loan, 8.850%, maturing August 11, 2013			501,231
			Walter Industries, Inc.	Ba2	B+
	978,641		Term Loan, 7.088%, maturing October 03, 2012			981,699
						48,932,190
Diversified / Conglomerate Service: 3.8%
			Affinion Group	B1	B+
	3,279,070		Term Loan, 7.859%, maturing October 17, 2012			3,310,631

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service (continued)
	AlixPartners, LLP	B1	BB-
$2,668,313	Term Loan, 7.610%, maturing October 12, 2013			$2,689,993
	Brickman Group	Ba3	BB-
2,000,000	Term Loan, 7.399%, maturing January 23, 2014			2,007,500
	Brock Holdings, Inc.	B1	B
1,500,000	Term Loan, 7.320%, maturing February 26, 2014			1,507,500
	CCC Information Services Group, Inc.	B1	B
901,111	Term Loan, 7.850%, maturing February 10, 2013			906,462
	Coach America Holdings, Inc.	B1	B
211,864	Term Loan, 5.258%, maturing April 20, 2014			214,115
826,271	Term Loan, 6.525%, maturing April 20, 2014			835,050
	Fleetcor Technologies Operating Company, LLC	Ba3	B+
583,333	Term Loan, 7.570%, maturing April 30, 2013			588,437
	Intergraph Corporation	B1	B
2,089,286	Term Loan, 7.607%, maturing May 29, 2014			2,107,567
	Mitchell International, Inc.	Ba3	B+
450,000	Term Loan, 7.360%, maturing March 28, 2014			452,953
	Mitchell International, Inc.	Caa1	CCC+
250,000	Term Loan, 10.625%, maturing March 28, 2015			253,542
	FR X Ohmstede Acquisitions Co.	B1	B-
2,000,000	Term Loan, 7.875%, maturing August 09, 2013			2,017,500
	Valley National Gases, Inc.	Ba3	B
1,975,758	Term Loan, 7.602%, maturing February 28, 2014			1,991,811
	Valley National Gases, Inc.	B3	CCC+
250,000	Term Loan, 11.320%, maturing August 28, 2014			252,500
	Valleycrest Companies, LLC	B1	B+
1,996,875	Term Loan, 7.350%, maturing October 04, 2013			2,008,732
	Vertafore, Inc.	B1	B+
3,100,000	Term Loan, 7.860%, maturing January 31, 2012			3,123,250
	West Corp.	B1	B+
18,064,688	Term Loan, 7.750%, maturing October 24, 2013			18,225,825
				42,493,368
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 3.2%
	Georgia Pacific Corporation	Ba2	BB-
34,957,511	Term Loan, 7.093%, maturing December 20, 2012			35,190,118
				35,190,118

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Ecological: 1.3%
		Allied Waste North America, Inc.	Ba3	BB
	$2,291,271	Term Loan, 7.070%, maturing January 15, 2012			$2,306,865
	4,238,269	Term Loan, 7.094%, maturing March 28, 2014			4,264,191
		IESI Corporation	Ba3	BB
	1,800,000	Term Loan, 7.109%, maturing January 21, 2012			1,805,063
		Synagro Technologies, Inc.	Ba3	B+
	900,000	Term Loan, 7.360%, maturing April 02, 2014			904,782
		Synagro Technologies, Inc.	Caa1	CCC+
	485,000	Term Loan, 10.110%, maturing October 02, 2014			491,366
		Wastequip, Inc.	Ba3	B+
	2,796,117	Term Loan, 7.107%, maturing February 05, 2013			2,817,088
	1,564,834	Term Loan, 7.600%, maturing February 05, 2013			1,576,570
					14,165,925
Electronics: 2.3%
		Advanced Micro Devices	Ba2	B+
	9,726,035	Term Loan, 7.340%, maturing December 31, 2013			9,767,478
		Audio Visual Services Corporation	Ba3	B
	1,000,000	Term Loan, 7.600%, maturing February 28, 2014			1,006,250
		Decision One	NR	NR
	1,624,803	Term Loan, 12.000%, maturing April 15, 2010			1,462,323
		Euronet Worldwide, Inc.	Ba2	BB
	1,000,000	Term Loan, 7.340%, maturing April 14, 2014			1,007,500
		Infor Global Solutions	B1	B-
EUR	748,125	Term Loan, 6.914%, maturing July 28, 2012			1,014,454
	$106,874	Term Loan, 9.100%, maturing July 28, 2012			107,676
	204,842	Term Loan, 9.116%, maturing July 28, 2012			206,456
		Infor Global Solutions	Caa2	CCC
EUR	500,000	Term Loan, 10.167%, maturing July 28, 2012			687,836
	$408,333	Term Loan, 11.600%, maturing July 28, 2012			416,755
		NXP B.V.	Ba2	BB+
EUR	1,500,000	Floating Rate Note, 6.718%, maturing October 15, 2013			2,059,674
	$1,750,000	Floating Rate Note, 8.105%, maturing October 15, 2013			1,802,500
		ON Semiconductor	Ba1	BB
	2,000,000	Term Loan, 7.100%, maturing September 06, 2013			2,002,500
		PGS, Inc.	Ba3	BB-
	1,100,000	Term Loan, 7.620%, maturing February 14, 2014			1,111,687

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Electronics (continued)
		Sanmina - SCI Corporation	Ba2	BB-
$1,750,000		Term Loan, 8.375%, maturing January 31, 2008			$1,759,114
		SI International, Inc.	Ba3	B+
940,965		Term Loan, 7.362%, maturing February 09, 2011			943,906
					25,356,109
Farming & Agriculture: 0.0%
		Mosaic Company	Ba1	BB
456,132		Term Loan, 7.125%, maturing February 21, 2012			459,315
					459,315
Finance: 1.7%
		LPL Holdings, Inc.	B1	B
4,950,094		Term Loan, 7.850%, maturing June 28, 2013			4,962,470
		Nasdaq Stock Market, Inc.	Ba3	BB+
4,006,573		Term Loan, 7.070%, maturing April 18, 2012			4,021,241
2,322,517		Term Loan, 7.070%, maturing April 18, 2012			2,331,020
		Rent-A-Center, Inc.	Ba2	BB
2,557,532		Term Loan, 7.107%, maturing June 30, 2012			2,566,325
		Riskmetrics	Ba3	B+
1,400,000		Term Loan, 7.600%, maturing January 11, 2014			1,414,000
		TD Ameritrade Holding Corporation	Ba1	BB
4,136,940		Term Loan, 6.820%, maturing December 31, 2012			4,156,980
					19,452,036
Foreign Cable, Foreign TV, Radio and Equipment: 4.9%
		Casema Bidco (Serpering Investments B.V.)	NR	NR
EUR	583,333	Term Loan, 6.359%, maturing November 14, 2014			796,169
EUR	548,444	Term Loan, 6.359%, maturing November 14, 2014			748,550
EUR	284,889	Term Loan, 6.359%, maturing November 14, 2014			388,840
EUR	583,333	Term Loan, 6.859%, maturing November 14, 2015			799,854
EUR	833,333	Term Loan, 6.859%, maturing November 14, 2015			1,142,820
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 5.879%, maturing April 30, 2015			1,264,150
SEK	8,000,000	Term Loan, 6.004%, maturing April 30, 2015			1,171,965
		Numericable (YPSO France SAS)	NR	NR
EUR	765,871	Term Loan, 6.363%, maturing July 30, 2014			1,036,360
EUR	1,249,580	Term Loan, 6.363%, maturing July 30, 2014			1,690,905
EUR	1,984,549	Term Loan, 6.363%, maturing July 30, 2014			2,685,449
EUR	694,875	Term Loan, 6.613%, maturing July 30, 2014			946,221

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
EUR	1,305,125		Term Loan, 6.613%, maturing July 30, 2014			$1,777,206
			TDF SA	NR	NR
EUR	1,000,000		Term Loan, 6.073%, maturing January 31, 2015			1,363,600
EUR	1,000,000		Term Loan, 6.323%, maturing January 31, 2016			1,369,456
			UPC Financing Partnership	Ba3	B
EUR	4,143,333		Term Loan, 5.942%, maturing December 31, 2014			5,609,668
EUR	3,722,638		Term Loan, 5.942%, maturing December 31, 2014			5,035,435
EUR	4,535,928		Term Loan, 5.982%, maturing December 31, 2014			6,138,237
			Virgin Media Investment Holdings Limited	Ba2	BB-
GBP	4,715,588		Term Loan, 7.818%, maturing September 03, 2012			9,374,110
GBP	4,034,412		Term Loan, 7.818%, maturing September 03, 2012			8,020,001
GBP	505,618		Term Loan, 7.834%, maturing September 03, 2012			1,005,117
GBP	994,382		Term Loan, 7.834%, maturing September 03, 2012			1,976,730
						54,340,843
Gaming: 4.6%
			Cannery Casino Resorts, LLC	B2	BB-
	$1,653,543		Term Loan, 7.610%, maturing May 18, 2012			1,654,577
			CCM Merger, Inc.	Ba3	B
	3,410,070		Term Loan, 7.350%, maturing July 13, 2012			3,436,177
			Fontainebleau Las Vegas, LLC	B1	B
	1,933,333	(5)	Term Loan, maturing May 31, 2014			1,950,250
			Green Valley Ranch Gaming, LLC	B1	B+
	1,445,455		Term Loan, 7.358%, maturing February 16, 2014			1,456,232
			Green Valley Ranch Gaming, LLC	Caa1	CCC+
	750,000		Term Loan, 8.610%, maturing August 16, 2014			756,844
			Greenwood Racing, Inc.	B2	B+
	1,496,250		Term Loan, 7.570%, maturing November 28, 2011			1,505,602
			Herbst Gaming, Inc.	Ba3	B+
	214,643		Term Loan, 7.225%, maturing December 02, 2011			215,672
	428,214		Term Loan, 7.245%, maturing December 02, 2011			430,578
			Isle Of Capri Casinos, Inc.	Ba1	BB-
	1,466,250		Term Loan, 7.080%, maturing February 04, 2011			1,474,193

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming (continued)
$982,500	Term Loan, 7.080%, maturing February 04, 2011			$987,822
	Las Vegas Sands, LLC	Ba3	BB-
3,600,000	Term Loan, 7.070%, maturing May 23, 2014			3,614,468
	Penn National Gaming, Inc.	Ba2	BB
13,297,500	Term Loan, 7.110%, maturing October 03, 2012			13,405,542
	Ruffin Gaming, LLC	NR	NR
1,478,769	Term Loan, 7.625%, maturing June 28, 2008			1,488,012
	Seminole Tribe Of Florida	Ba1	BBB-
233,198	Term Loan, 3.438%, maturing March 05, 2014			233,854
1,574,089	Term Loan, 6.875%, maturing March 05, 2014			1,578,517
1,559,514	Term Loan, 6.875%, maturing March 05, 2014			1,563,901
	Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
1,719,375	Term Loan, 7.846%, maturing May 20, 2012			1,731,734
1,719,375	Term Loan, 7.870%, maturing May 20, 2012			1,731,734
	VML US Finance, LLC	B1	BB-
2,000,000	Term Loan, 7.600%, maturing May 26, 2013			2,020,682
1,200,000	Term Loan, 7.600%, maturing May 26, 2013			1,212,409
1,600,000	Term Loan, 7.671%, maturing May 26, 2012			1,609,374
	Wimar LandCo, LLC	B2	B+
1,524,269	Term Loan, 7.850%, maturing July 03, 2008			1,535,837
	Wimar OpCo, LLC	Ba3	B+
5,063,317	Term Loan, 7.850%, maturing January 03, 2012			5,115,216
	Yonkers Racing Corporation	B3	B
995,000	Term Loan, 8.875%, maturing August 12, 2011			1,007,438
				51,716,665
Grocery: 0.3%
	Roundys Supermarkets, Inc.	Ba3	B+
2,942,625	Term Loan, 8.090%, maturing November 03, 2011			2,969,109
				2,969,109
Healthcare, Education and Childcare: 13.2%
	Accellent, Inc.	B1	B+
1,975,000	Term Loan, 7.860%, maturing November 22, 2012			1,975,824
	Advanced Medical Optics, Inc.	Ba1	BB
1,000,000	Term Loan, 7.093%, maturing April 02, 2014			1,000,000
	AGA Medical Corporation	B1	B+
1,632,209	Term Loan, 7.340%, maturing April 28, 2013			1,633,229
	Ameripath, Inc.	B1	BB-
495,000	Term Loan, 7.320%, maturing October 31, 2012			495,588

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		AMN Healthcare, Inc.	Ba2	BB-
	$721,360	Term Loan, 7.100%, maturing November 02, 2011			$723,614
		Capella Healthcare, Inc.	B1	B
	3,637,500	Term Loan, 8.350%, maturing November 30, 2012			3,673,875
		CHG Medical Staffing, Inc.	Ba3	B+
	1,596,000	Term Loan, 7.835%, maturing December 20, 2012			1,617,945
	400,000	Term Loan, 7.850%, maturing June 20, 2012			405,500
		CHS/Community Health Systems, Inc.	Ba3	BB-
	14,516,856	Term Loan, 7.110%, maturing August 19, 2011			14,567,897
		Compsych Investments Corp.	NR	NR
	1,375,957	Term Loan, 8.096%, maturing April 20, 2012			1,386,277
		Concentra Operating Corporation	Ba2	B+
	1,949,149	Term Loan, 7.332%, maturing September 30, 2011			1,957,373
		CRC Health Corporation	Ba3	B
	1,464,353	Term Loan, 7.850%, maturing February 06, 2013			1,473,505
	1,485,038	Term Loan, 7.850%, maturing February 06, 2013			1,494,319
		Davita, Inc.	Ba1	BB
	9,999,946	Term Loan, 6.842%, maturing October 05, 2012			10,044,865
		Education Management Corporation	B2	B
	5,955,000	Term Loan, 7.125%, maturing June 01, 2013			5,981,524
		Emdeon Business Services, LLC	B1	B+
	2,477,194	Term Loan, 7.600%, maturing November 16, 2013			2,494,224
		EMSC, L.P.	Ba2	B+
	3,218,852	Term Loan, 7.356%, maturing February 10, 2012			3,231,930
		Encore Medical IHC, Inc.	Ba3	B
	1,741,261	Term Loan, 7.878%, maturing November 03, 2013			1,747,247
		Gambro	NR	NR
SEK	2,479,288	Term Loan, 6.110%, maturing June 05, 2014			362,533
SEK	2,520,712	Term Loan, 6.110%, maturing June 05, 2014			368,590
SEK	2,479,288	Term Loan, 6.610%, maturing June 05, 2015			364,145
SEK	2,520,712	Term Loan, 6.610%, maturing June 05, 2015			370,230
	$750,000	Term Loan, 7.870%, maturing June 05, 2014			758,906
	750,000	Term Loan, 8.370%, maturing June 05, 2015			762,281
		Gentiva Health Services, Inc.	Ba3	B+
	2,659,459	Term Loan, 7.586%, maturing March 31, 2013			2,668,603

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Golden Gate National Senior Care Holdings, LLC	Ba3	B+
	$1,098,857	Term Loan, 8.070%, maturing March 14, 2011			$1,106,870
		Harrington Holdings, Inc.	B1	B
	2,466,667	Term Loan, 7.840%, maturing December 31, 2013			2,482,083
		HCA, INC.	Ba3	BB
	16,957,500	Term Loan, 7.600%, maturing November 17, 2013			17,162,177
		Health Management Associates, Inc.	Ba2	B+
	7,000,000	Term Loan, 7.100%, maturing February 28, 2014			7,038,402
		Healthsouth Corporation	B2	B+
	2,395,394	Term Loan, 7.849%, maturing March 10, 2013			2,416,219
		Iasis Healthcare, LLC	Ba2	B
	273,450	Term Loan, 7.320%, maturing March 15, 2014			274,817
	3,001,113	Term Loan, 7.356%, maturing March 15, 2014			3,016,118
		Lifepoint Hospitals, Inc.	Ba2	BB-
	3,369,781	Term Loan, 6.985%, maturing April 15, 2012			3,363,989
		Multiplan, Inc.	B1	B+
	1,413,271	Term Loan, 7.820%, maturing April 12, 2013			1,425,416
		National Mentor, Inc.	B1	B
	76,667	Term Loan, 7.320%, maturing June 29, 2013			76,978
	1,247,242	Term Loan, 7.353%, maturing June 29, 2013			1,252,309
		Nycomed	NR	NR
EUR	543,619	Term Loan, 6.414%, maturing December 10, 2014			733,594
EUR	1,418,795	Term Loan, 6.414%, maturing December 10, 2014			1,914,611
EUR	87,538	Term Loan, 6.414%, maturing December 10, 2014			118,129
EUR	55,762	Term Loan, 6.414%, maturing December 10, 2014			75,249
EUR	394,286	Term Loan, 6.414%, maturing December 10, 2014			532,074
EUR	55,762	Term Loan, 6.914%, maturing December 10, 2014			75,249
EUR	87,538	Term Loan, 6.914%, maturing December 10, 2014			118,129
EUR	1,418,795	Term Loan, 6.914%, maturing December 10, 2014			1,914,611
EUR	543,619	Term Loan, 6.914%, maturing December 10, 2014			733,594
EUR	394,286	Term Loan, 6.914%, maturing December 10, 2014			532,074
		Orthofix International/Colgate Medical	Ba3	BB-
	$1,880,909	Term Loan, 7.100%, maturing September 22, 2013			1,890,314

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education And Childcare (continued)
		Pharmaceutical Technologies & Services	Ba3	B+
$3,100,000		Term Loan, 7.600%, maturing April 10, 2014			$3,112,109
		Quintiles Transnational Corp.	B1	BB-
2,623,500		Term Loan, 7.350%, maturing March 31, 2013			2,630,059
		Renal Advantage Inc.	NR	B+
3,598,356		Term Loan, 7.850%, maturing October 06, 2012			3,634,339
		Royalty Pharma	Baa2	BB+
1,000,000	(5)	Term Loan, maturing April 16, 2013			1,007,813
		Rural/Metro Operating Company, LLC	Ba2	B
519,127		Term Loan, 5.170%, maturing March 04, 2011			523,020
1,094,117		Term Loan, 7.747%, maturing March 04, 2011			1,102,322
		Select Medical Corporation	Ba2	B+
2,450,000		Term Loan, 7.361%, maturing February 24, 2012			2,444,781
		Sheridan Healthcare, Inc.	B1	B+
1,492,500		Term Loan, 8.326%, maturing November 09, 2011			1,518,619
		Sterigenics International, Inc.	B2	B+
1,990,000		Term Loan, 7.610%, maturing November 21, 2013			1,999,950
		Stiefel Laboratories, Inc.	Ba3	B+
1,188,834		Term Loan, 7.605%, maturing December 28, 2013			1,197,751
1,554,291		Term Loan, 7.605%, maturing December 28, 2013			1,565,948
		Sun Healthcare Group Inc.	Ba2	B
217,241		Term Loan, 5.455%, maturing April 19, 2013			218,147
851,740		Term Loan, 7.355%, maturing April 19, 2014			855,289
		Team Health, Inc.	B1	B+
2,057,989		Term Loan, 7.360%, maturing November 23, 2012			2,064,848
		United Surgical Partners International, Inc.	Ba3	B
95,161		Term Loan, 2.173%, maturing April 19, 2014			95,072
1,677,419		Term Loan, 9.250%, maturing April 19, 2014			1,684,409
		Vanguard Health Holdings Company II, LLC	Ba3	B
7,882,357		Term Loan, 7.600%, maturing September 23, 2011			7,944,770
		VWR International, Inc.	Ba2	B+
3,112,396		Term Loan, 7.610%, maturing April 07, 2011			3,127,958
					146,540,234
Home & Office Furnishings: 1.8%
		Buhrmann US, Inc.	Ba2	BB
3,875,413		Term Loan, 7.099%, maturing December 23, 2010			3,896,003

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Home & Office Furnishings (continued)
			Global Garden Products Italy S.P.A.	NR	NR
EUR	1,250,000	(5)	Term Loan, maturing May 14, 2015			$1,702,773
EUR	1,250,000	(5)	Term Loan, maturing May 14, 2016			1,711,181
			Hilding Anders	NR	NR
SEK	18,071,429		Term Loan, 5.890%, maturing December 15, 2014			2,646,981
EUR	328,571		Term Loan, 6.098%, maturing December 15, 2014			449,816
			National Bedding Company	B1	BB-
	$2,210,709		Term Loan, 7.355%, maturing February 28, 2013			2,219,000
			Simmons Company	Ba2	B+
	7,166,516		Term Loan, 7.413%, maturing December 19, 2011			7,208,318
						19,834,072
Insurance: 1.4%
			Applied Systems, Inc.	B1	B-
	1,990,000		Term Loan, 7.853%, maturing September 26, 2013			2,001,194
			Concord RE	Ba2	BB+
	875,000		Term Loan, 9.605%, maturing February 29, 2012			884,844
			Conseco, Inc.	Ba3	BB-
	5,472,500		Term Loan, 7.320%, maturing October 10, 2013			5,501,575
			Crawford & Company	B1	BB-
	3,078,988		Term Loan, 7.850%, maturing October 30, 2013			3,096,307
			Swett & Crawford	B2	B
	2,600,000		Term Loan, 7.607%, maturing April 03, 2014			2,608,125
			USI Holdings Corp.	B2	B-
	1,800,000		Term Loan, 8.110%, maturing April 15, 2014			1,817,626
						15,909,671
Leisure, Amusement, Entertainment: 7.7%
			24 Hour Fitness Worldwide, Inc.	Ba3	B
	3,217,500		Term Loan, 7.850%, maturing June 08, 2012			3,239,620
			AMF Bowling Worldwide, Inc.	NR	NR
	873,543		Term Loan, 8.320%, maturing August 27, 2009			879,549
			Cedar Fair, L.P.	Ba3	BB-
	7,937,513		Term Loan, 7.320%, maturing August 30, 2012			8,028,802
			Cinemark USA, Inc.	Ba3	B
	3,731,250		Term Loan, 7.126%, maturing October 05, 2013			3,752,242
			HIT Entertainment, Inc.	Ba3	B
	2,615,417		Term Loan, 7.340%, maturing March 20, 2012			2,632,035

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment (continued)
		Kerasotes Showplace Theater, LLC	B1	B-
	$225,000	Revolver, 2.036%, maturing October 31, 2010			$223,875
	748,125	Term Loan, 7.625%, maturing October 31, 2011			752,645
		London Arena & Waterfront Finance, LLC	Ba3	B
	792,000	Term Loan, 7.840%, maturing March 08, 2012			798,930
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	7,892,857	Term Loan, 8.600%, maturing April 08, 2012			7,926,465
	33,165,000	Term Loan, 8.600%, maturing April 08, 2012			33,306,217
		NEP II, Inc.	B1	B
	4,497,500	Term Loan, 7.850%, maturing February 16, 2014			4,529,122
		Universal City Development Partners	Ba1	BB-
	4,627,273	Term Loan, 7.360%, maturing June 09, 2011			4,664,869
		Warner Music Group	Ba2	BB-
	15,067,777	Term Loan, 7.359%, maturing February 28, 2011			15,146,883
					85,881,254
		Lodging: 1.5%
		Hotel Del Coronado	NR	NR
	16,400,000	Term Loan, 7.070%, maturing January 09, 2008			16,400,000
					16,400,000
		Machinery: 1.6%
		Alliance Laundry Systems, LLC	Ba3	B
	2,893,085	Term Loan, 7.609%, maturing January 27, 2012			2,918,400
		Enersys Capital, Inc.	Ba2	BB
	4,159,282	Term Loan, 7.111%, maturing March 17, 2011			4,185,278
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 6.308%, maturing February 28, 2015			1,709,031
EUR	1,250,000	Term Loan, 6.558%, maturing February 28, 2016			1,716,772
		Maxim crane Works, L.P.	B1	BB-
	$2,445,610	Term Loan, 7.326%, maturing January 25, 2010			2,450,196
		United Rentals, Inc.	Ba1	BB-
	4,540,484	Term Loan, 7.320%, maturing February 14, 2011			4,569,675
					17,549,352
		Mining, Steel, Iron & Nonprecious Metals: 3.0%
		Alpha Natural Resources	B1	BB-
	658,333	Term Loan, 7.100%, maturing October 26, 2012			660,699

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Mining, Steel, Iron & Nonprecious Metals (continued)
	Edgen Murray Corporation	B3	B
$2,666,667	Term Loan, 8.110%, maturing April 30, 2014			$2,683,333
	Excel Mining Systems, Inc.	B1	B-
1,911,538	Term Loan, 8.350%, maturing October 20, 2013			1,924,680
	Freeport-McMoRan Copper & Gold, Inc.	Baa3	BB+
17,668,267	Term Loan, 7.070%, maturing March 19, 2014			17,749,505
	Noranda Aluminum Acquisition Corp.	Ba2	BB-
875,000	Term Loan, 7.320%, maturing May 15, 2014			881,016
	Novelis	Ba2	BB-
3,035,671	Term Loan, 7.590%, maturing January 07, 2012			3,044,921
593,965	Term Loan, 7.610%, maturing January 07, 2012			595,774
	Oglebay Norton Company	B1	B+
1,530,450	Term Loan, 7.600%, maturing July 31, 2011			1,545,754
	Oxbow Carbon And Minerals Holdings, LLC	B1	B+
2,758,389	Term Loan, 7.340%, maturing May 08, 2014			2,773,905
	Tube City IMS Corporation	Ba3	BB-
162,162	Term Loan, 7.500%, maturing January 25, 2013			163,378
1,337,838	Term Loan, 7.570%, maturing January 25, 2013			1,347,872
				33,370,837
North American Cable: 14.3%
	Atlantic Broadband	B1	B
1,985,004	Term Loan, 7.600%, maturing August 10, 2012			2,010,747
	Bragg Communications, Inc.	B1	NR
2,431,250	Term Loan, 7.110%, maturing August 31, 2011			2,438,848
	Bresnan Communications, LLC	B2	B+
2,750,000	Term Loan, 7.357%, maturing September 29, 2013			2,763,964
500,000	Term Loan, 7.380%, maturing April 30, 2014			502,539
	Cequel Communications, LLC	B1	B+
20,499,462	Term Loan, 7.349%, maturing November 05, 2013			20,535,336
	Cequel Communications, LLC	Caa1	B-
525,000	Term Loan, 9.856%, maturing May 05, 2014			543,621
	Charter Communications Operating, LLC	B1	B+
47,250,000	Term Loan, 7.320%, maturing April 28, 2013			47,318,890
	CSC Holdings, Inc.	Ba2	BB
23,166,000	Term Loan, 7.070%, maturing March 29, 2013			23,235,012
	Insight Midwest Holdings, LLC	Ba3	BB-
11,300,000	Term Loan, 7.350%, maturing April 06, 2014			11,386,513

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable (continued)
		Knology, Inc.	B2	B
	$2,000,000	Term Loan, 7.590%, maturing June 30, 2012			$2,011,250
		Mediacom Broadband LLC	Ba3	BB-
	10,862,775	Term Loan, 7.104%, maturing January 31, 2015			10,880,601
		Nextmedia Operating, Inc.	B1	B
	1,700,960	Term Loan, 7.320%, maturing November 15, 2012			1,702,448
	755,982	Term Loan, 7.320%, maturing November 15, 2012			756,644
		Quebecor Media, Inc.	B1	B
	2,962,500	Term Loan, 7.356%, maturing January 17, 2013			2,989,657
		San Juan Cable, LLC	B1	B+
	1,729,991	Term Loan, 7.348%, maturing October 31, 2012			1,735,127
		Univision Communications, Inc.	Ba3	B
	20,694,112	Term Loan, 7.605%, maturing September 29, 2014			20,691,132
		Univision Communications, Inc.	B3	CCC+
	2,250,000	Term Loan, 7.820%, maturing March 29, 2009			2,253,656
		US Cable of Coastal-Texas, L.P.	B2	B-
	1,750,000	Term Loan, 8.093%, maturing April 16, 2014			1,765,312
		Wideopenwest Finance, LLC	B1	B
	3,000,000	Term Loan, 7.604%, maturing May 01, 2013			3,012,501
					158,533,798
Oil & Gas: 8.2%
		Aibel, Ltd.	NR	NR
EUR	333,333	Term Loan, 6.358%, maturing April 30, 2015			452,952
EUR	333,333	Term Loan, 6.858%, maturing April 30, 2016			455,194
		Alon USA	B1	BB-
	$220,556	Term Loan, 7.605%, maturing June 22, 2013			222,141
	1,764,444	Term Loan, 7.605%, maturing June 22, 2013			1,777,127
		Coffeyville Resources, LLC	B2	B+
	1,067,105	Term Loan, 8.349%, maturing December 29, 2010			1,081,332
	2,014,654	Term Loan, 8.350%, maturing December 28, 2013			2,041,515
		CR Gas Storage	Ba3	BB-
	531,473	Term Loan, 7.070%, maturing May 13, 2011			533,134
	2,897,153	Term Loan, 7.090%, maturing May 12, 2013			2,908,924
	510,385	Term Loan, 7.090%, maturing May 12, 2013			512,459
	344,813	Term Loan, 7.110%, maturing May 12, 2013			345,891
		El Paso Corporation	Ba1	BB
	6,250,000	Term Loan, 7.220%, maturing August 01, 2011			6,288,087

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas (continued)
		Energy Transfer Company, L.P.	Ba2	NR
$10,000,000		Term Loan, 7.106%, maturing February 08, 2012			$10,073,210
		Helix Energy Solutions Group, Inc.	B1	BB
5,160,766		Term Loan, 7.330%, maturing July 01, 2013			5,186,570
		IFM Holdco	Ba3	BBB-
500,000		Term Loan, 7.360%, maturing February 27, 2012			505,625
		J. Ray Mcdermott, S.A.	Ba3	BB
3,000,000		Term Loan, 7.750%, maturing June 06, 2012			3,030,000
		Key Energy	NR	NR
4,443,750		Term Loan, 7.854%, maturing June 30, 2012			4,472,914
		Kinder Morgan, Inc.	Ba2	BB-
3,800,000	(5)	Term Loan, maturing May 08, 2014			3,823,157
		McJunkin Corporation	B2	B+
3,740,625		Term Loan, 7.600%, maturing January 31, 2013			3,769,263
		MEG Energy	Ba3	BB
2,772,000		Term Loan, 7.350%, maturing April 03, 2013			2,797,123
		Opti Canada Inc.	Ba3	BB+
3,000,000		Term Loan, 7.354%, maturing May 17, 2013			3,023,250
		Pine Prairie Energy Center	B1	B+
500,000		Term Loan, 7.860%, maturing December 31, 2013			503,750
		Semcrude, L.P.	Ba2	NR
5,171,385		Term Loan, 7.570%, maturing March 16, 2011			5,200,474
3,575,928		Term Loan, 7.594%, maturing March 16, 2011			3,596,043
		SG Resources Mississippi, LLC	B1	BB-
2,500,000		Term Loan, 7.195%, maturing March 31, 2014			2,512,500
		Targa Resources, Inc.	B1	B+
1,000,000		Term Loan, 7.239%, maturing October 31, 2012			1,008,203
7,657,581		Term Loan, 7.356%, maturing October 31, 2012			7,720,396
		Venoco, Inc.	Caa1	B-
3,000,000		Term Loan, 9.320%, maturing May 01, 2011			3,030,000
		Volnay Acquisition Co. I	Ba2	BB-
2,394,000		Term Loan, 7.350%, maturing January 12, 2014			2,418,438
		Vulcan Energy Corporation	Ba2	BB
4,340,471		Term Loan, 6.860%, maturing August 12, 2011			4,349,968
		W&T Offshore, Inc.	B1	B+
2,900,000		Term Loan, 7.600%, maturing May 26, 2010			2,924,166
		Western Refining, Inc.	B1	BB-
4,821,429	(5)	Term Loan, maturing February 28, 2014			4,845,536
					91,409,342

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: 1.4%
			Deluxe Entertainment Services Group, Inc.	B1	B
	$118,110		Term Loan, 5.260%, maturing May 14, 2013			$118,775
	236,220		Term Loan, 7.610%, maturing May 14, 2013			237,549
	2,645,669		Term Loan, 7.610%, maturing May 14, 2013			2,660,551
			DirecTV Holdings, LLC	Baa3	BB+
	5,919,497		Term Loan, 6.820%, maturing April 13, 2013			5,947,076
			VNU, Inc.	Ba3	B+
	6,955,000		Term Loan, 7.607%, maturing August 09, 2013			7,021,838
						15,985,789
Other Telecommunications: 4.2%
			Asurion Corporation	B1	B
	5,164,499		Term Loan, 8.320%, maturing July 13, 2012			5,203,233
			Asurion Corporation	B3	CCC+
	500,000		Term Loan, 11.570%, maturing January 13, 2013			507,500
			BCM ireland Holdings, Ltd.	Ba3	B+
EUR	2,083,333		Term Loan, 6.778%, maturing September 30, 2015			2,835,928
EUR	2,083,333		Term Loan, 6.403%, maturing September 30, 2014			2,810,363
			Cavalier Telephone	B2	B-
	$3,491,250		Term Loan, 10.070%, maturing December 31, 2012			3,541,437
			Consolidated Communications	Ba3	BB-
	2,452,170		Term Loan, 7.093%, maturing October 14, 2011			2,463,666
			Fairpoint Communications, Inc.	B1	BB-
	2,000,000		Term Loan, 7.125%, maturing February 08, 2012			2,007,500
			Gabriel Communications	B2	B-
	500,000	(5)	Term Loan, maturing May 12, 2012			505,625
			Iowa Telecommunications Services, Inc.	Ba3	BB-
	3,500,000		Term Loan, 7.098%, maturing November 23, 2011			3,522,970
			Kentucky Data Link, Inc.	B1	B
	2,909,375		Term Loan, 7.570%, maturing February 26, 2014			2,923,922
			One Communications	B1	B
	3,000,000		Term Loan, 8.875%, maturing March 31, 2013			3,048,750
			PAETEC Holdings	B2	B
	1,000,000		Term Loan, 8.820%, maturing February 28, 2013			1,013,542
			Qwest Communications Intõl, Inc.	Ba1	BB+
	10,000,000		Floating Rate Note, 8.860%, maturing February 15, 2009			10,125,000

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications (continued)
		Time Warner Telecom Holdings, Inc.	Ba2	B
$3,211,950		Term Loan, 7.320%, maturing January 07, 2013			$3,236,040
		U.S. Telepacific Corp.	B1	B-
995,001		Term Loan, 9.349%, maturing August 04, 2011			1,009,926
		Windstream Corporation	Baa3	BBB-
2,053,571		Term Loan, 6.850%, maturing July 17, 2013			2,068,790
					46,824,192
Personal & Nondurable Consumer Products: 5.2%
		Advantage Sales and Marketing	B2	B-
3,049,754		Term Loan, 7.357%, maturing March 29, 2013			3,058,013
		Bushnell Performance Optics	B1	B+
1,724,390		Term Loan, 8.320%, maturing August 19, 2011			1,733,731
		Chattem, Inc.	NR	BB-
573,333		Term Loan, 7.110%, maturing January 02, 2013			576,917
		Fender Musical Instruments Corp.	B2	B
1,410,186		Term Loan, 8.070%, maturing March 30, 2012			1,431,339
		Fender Musical Instruments Corp.	Caa1	B-
2,500,000		Term Loan, 11.320%, maturing September 30, 2012			2,562,500
		Gibson Guitar Corp.	Ba3	B
498,750		Term Loan, 7.840%, maturing December 29, 2013			504,984
		Huish Detergents, Inc.	B1	B
2,700,000		Term Loan, 7.320%, maturing April 26, 2014			2,707,595
		Information Resources, Inc.	Ba2	B+
500,000		Term Loan, 7.106%, maturing May 09, 2014			502,812
		Jarden Corporation	Ba2	B+
1,193,392		Term Loan, 7.100%, maturing January 24, 2012			1,198,115
8,259,647		Term Loan, 7.100%, maturing January 24, 2012			8,290,620
		KIK Custom Products, Inc.	B1	B-
500,000	(5)	Term Loan, maturing May 23, 2014			503,125
		Mega Bloks, Inc.	Ba2	B+
982,500		Term Loan, 7.125%, maturing July 26, 2012			979,123
		Natural Products Group, LLC	B1	B+
2,835,988		Term Loan, 7.602%, maturing March 08, 2014			2,716,641
		Norwood Promotional Products	NR	NR
12,037,064	(3)	Term Loan, 6.000%, maturing August 17, 2011			11,284,748
2,734,191		Revolver, 7.518%, maturing December 31, 2008			2,747,862

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
$4,115,823		Term Loan, 11.625%, maturing August 17, 2009			$4,249,588
		Norwood Promotional Products	NR	NR
1,090,736		Term Loan, 24.375%, maturing August 17, 2011			1,183,449
		Spectrum brands, Inc.	B2	CCC+
44,301		Term Loan, 5.170%, maturing March 30, 2013			44,910
159,485		Term Loan, 9.320%, maturing March 30, 2013			160,182
896,214		Term Loan, 9.342%, maturing March 30, 2013			908,537
		Totes Isotoner Corporation	B2	B
415,625		Term Loan, 7.838%, maturing January 31, 2013			418,872
		Tupperware	Ba1	BB
5,908,107		Term Loan, 6.840%, maturing December 05, 2012			5,915,799
		Yankee Candle Company, Inc.	Ba3	B+
4,000,000		Term Loan, 7.350%, maturing February 06, 2014			4,025,832
					57,705,294
Personal, Food & Miscellaneous: 3.0%
		Acosta, Inc.	B1	B-
2,977,500		Term Loan, 7.570%, maturing July 28, 2013			3,003,553
		Allied Security Holdings, LLC	Ba3	B
490,909		Term Loan, 8.350%, maturing June 30, 2010			496,432
		Arbys Restaurant Group, Inc.	Ba3	B+
5,650,067		Term Loan, 7.604%, maturing July 25, 2012			5,694,211
		CBRL Group, Inc.	Ba2	BB
589,004		Term Loan, 6.860%, maturing April 27, 2013			590,723
		Coinmach Corporation	B2	B
5,970,239		Term Loan, 7.875%, maturing December 19, 2012			6,017,816
		Coinstar, Inc.	Ba2	BB
2,424,150		Term Loan, 7.350%, maturing July 07, 2011			2,437,785
		Dennys, Inc.	Ba2	B+
1,155,673		Term Loan, 7.355%, maturing March 31, 2012			1,166,870
600,000		Term Loan, 7.377%, maturing March 31, 2012			605,813
		Krispy Kreme Doughnut Corporation	NR	NR
456,527		Term Loan, 8.360%, maturing February 15, 2014			461,307
		MD Beauty, Inc.	B1	B
2,957,350		Term Loan, 7.820%, maturing February 18, 2012			2,983,227
		N.E.W. Customer Services Companies, Inc.	Ba3	B
2,000,000	(5)	Term Loan, maturing August 18, 2013			2,002,500
		OSI Restaurant Partners, Inc.	Ba3	BB-
230,576	(5)	Term Loan, maturing May 09, 2014			232,392
2,219,549	(5)	Term Loan, maturing May 09, 2014			2,237,028

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous (continued)
	QCE, LLC	B2	B
$2,051,167	Term Loan, 7.598%, maturing May 05, 2013			$2,064,499
	Reddy Ice Group, Inc.	Ba3	B+
1,000,000	Term Loan, 7.105%, maturing August 09, 2012			1,003,125
	Sbarro, Inc.	Ba3	B
500,000	Term Loan, 7.848%, maturing January 31, 2014			505,521
	Seminole Hard Rock Entertainment	B1	BB
750,000	Floating Rate Note, 7.848%, maturing March 15, 2014			768,750
	U.S. Security Holdings, Inc.	B1	B
618,750	Term Loan, 7.870%, maturing May 08, 2013			624,937
				32,896,489
Printing & Publishing: 10.9%
	American Achievement Corporation	Ba2	B+
606,948	Term Loan, 7.715%, maturing March 25, 2011			611,879
	American Reprographics Company	Ba2	BB
2,798,243	Term Loan, 7.109%, maturing June 18, 2009			2,800,868
	Ascend Media Holdings, LLC	B3	B
1,546,786	Term Loan, 8.850%, maturing January 31, 2012			1,469,446
	Black Press, Ltd.	Ba3	B+
749,889	Term Loan, 7.360%, maturing August 02, 2013			755,748
1,235,111	Term Loan, 7.360%, maturing August 02, 2013			1,244,761
	Caribe Information Investments, Inc.	B1	B
1,825,161	Term Loan, 7.609%, maturing March 31, 2013			1,829,724
	Cenveo Corporation	Ba3	B+
62,069	Term Loan, 7.100%, maturing June 21, 2013			62,214
1,862,069	Term Loan, 7.100%, maturing June 21, 2013			1,866,434
	Dex Media East, LLC	Ba1	BB
3,956,686	Term Loan, 6.847%, maturing May 08, 2009			3,961,180
	Dex Media West, LLC	Ba1	BB
764,462	Term Loan, 6.599%, maturing September 09, 2009			763,559
8,975,400	Term Loan, 6.847%, maturing March 09, 2010			8,996,717
	Hanley Wood, LLC	B2	B
2,729,335	Term Loan, 7.597%, maturing August 01, 2012			2,720,806
	Idearc, Inc.	Ba2	BB+
20,349,000	Term Loan, 7.350%, maturing November 17, 2014			20,521,356
	Intermedia Outdoor, Inc.	NR	NR
1,645,875	Term Loan, 8.350%, maturing January 31, 2013			1,659,763

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Jostens IH Corp.	Ba2	B+
	$4,435,575		Term Loan, 7.330%, maturing December 21, 2011			$4,463,758
			Medianews Group	Ba2	BB-
	992,500		Term Loan, 7.090%, maturing August 02, 2013			994,361
			Medimedia USA, Inc.	Ba3	B+
	1,243,750		Term Loan, 7.583%, maturing October 05, 2013			1,250,487
			Merrill Communications, LLC	Ba3	B+
	2,923,770		Term Loan, 7.583%, maturing May 15, 2011			2,939,760
			Pagesjaunes Groupe SA	NR	NR
EUR	800,000		Term Loan, 5.635%, maturing February 28, 2014			1,086,320
			Pagesjaunes Groupe SA	NR	NR
EUR	600,000		Term Loan, 6.135%, maturing February 28, 2014			819,849
EUR	600,000		Term Loan, 6.635%, maturing February 28, 2014			823,885
			PBL Media	B1	NR
AUD	24,869,635	(5)	Term Loan, maturing May 01, 2013			20,438,844
			Primedia, Inc.	NR	B
	$6,070,850		Term Loan, 7.570%, maturing September 30, 2013			6,072,113
			Prism Business Media Holdings/Penton Media, Inc.	B1	B+
	1,700,000		Term Loan, 7.605%, maturing February 01, 2013			1,710,360
			R.H. Donnelley Corporation	Ba1	BB
	227,138		Term Loan, 6.585%, maturing December 31, 2009			227,126
	9,559,164		Term Loan, 6.851%, maturing June 30, 2011			9,589,036
			Readers Digest	B1	B
EUR	757,232		Term Loan, 6.013%, maturing March 02, 2014			1,022,600
	$4,375,000		Term Loan, 7.339%, maturing March 02, 2014			4,389,354
			Source Media, Inc.	B1	B
	2,994,038		Term Loan, 7.600%, maturing November 08, 2011			3,025,850
			Thomas Nelson Publishers	B1	B
	2,315,833		Term Loan, 7.586%, maturing June 12, 2012			2,324,518
			Tribune Company	Ba2	BB-
	4,000,000	(5)	Term Loan, maturing May 30, 2014			4,002,856
			Valassis Communications, Inc.	Ba2	BB-
	1,130,000		Term Loan, 7.100%, maturing March 02, 2014			1,129,011
			Wenner Media, LLC	Ba3	BB-
	859,500		Term Loan, 7.100%, maturing October 02, 2013			863,797

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Yell Group, PLC	Ba3	BB-
EUR	2,000,000		Term Loan, 5.992%, maturing February 27, 2013			$2,723,443
	$2,000,000		Term Loan, 7.320%, maturing February 10, 2013			2,014,562
						121,176,345
Radio and TV Broadcasting: 2.7%
			Block Communications, Inc.	Ba1	BB-
	987,500		Term Loan, 7.350%, maturing December 22, 2011			989,352
			CMP KC, LLC	Caa1	CCC+
	1,373,663		Term Loan, 9.375%, maturing May 03, 2011			1,382,248
			CMP Susquehanna Corporation	Ba3	B-
	4,975,286		Term Loan, 7.350%, maturing May 05, 2013			5,011,565
			Cumulus Media, Inc.	Ba3	NR
	2,855,400		Term Loan, 7.358%, maturing June 07, 2013			2,868,912
			Emmis Communication	B1	B
	1,250,000		Term Loan, 7.350%, maturing November 01, 2013			1,260,235
			Local TV Finance, LLC	Ba3	B
	1,400,000		Term Loan, 7.360%, maturing May 07, 2013			1,408,532
			Montecito Broadcast Group, LLC	B1	B
	1,975,000		Term Loan, 7.827%, maturing January 27, 2013			1,989,196
			Nexstar Broadcasting Group	Ba3	B
	2,269,901		Term Loan, 7.100%, maturing October 01, 2012			2,268,480
	2,395,908		Term Loan, 7.100%, maturing October 01, 2012			2,394,409
			Paxson Communications	B1	CCC+
	4,500,000		Term Loan, 8.606%, maturing January 15, 2012			4,606,875
			Regent Communications	B1	B
	1,496,250		Term Loan, 7.600%, maturing November 21, 2013			1,505,602
			Spanish Broadcasting Systems	B1	B-
	3,920,000		Term Loan, 7.100%, maturing June 11, 2012			3,926,127
						29,611,533
Retail Stores: 7.9%
			Burlington Coat Factory	B2	B
	4,903,750		Term Loan, 7.610%, maturing May 28, 2013			4,899,665
			Claires Stores, Inc.	B1	B
	2,500,000	(5)	Term Loan, maturing May 29, 2014			2,492,187
			Dollarama Group, L.P	Ba1	B+
	3,421,687		Term Loan, 7.355%, maturing November 18, 2011			3,449,489

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		General Nutrition Centers, Inc.	B1	B-
	$3,600,000	Term Loan, 7.600%, maturing September 16, 2013			$3,600,900
		Harbor Freight Tools USA, Inc.	B1	B+
	6,894,239	Term Loan, 7.570%, maturing July 15, 2010			6,957,439
		Jean Coutu Group, Inc.	B2	B+
	4,629,992	Term Loan, 9.750%, maturing July 30, 2011			4,639,562
		Mapco Express, Inc.	B2	B+
	2,222,928	Term Loan, 8.090%, maturing April 28, 2011			2,236,821
		Mattress Firm	B1	B
	500,000	Term Loan, 7.622%, maturing January 18, 2014			501,875
		Michaels Stores, Inc.	B2	B-
	13,750,000	Term Loan, 7.625%, maturing October 31, 2013			13,825,130
		Nebraska Book Company, Inc.	Ba2	B-
	2,405,576	Term Loan, 7.830%, maturing March 04, 2011			2,420,611
		Neiman Marcus Group, Inc.	Ba3	B+
	16,354,430	Term Loan, 7.346%, maturing April 06, 2013			16,501,996
		Oriental Trading Company, Inc.	B1	B
	2,481,250	Term Loan, 7.610%, maturing July 31, 2013			2,485,128
		Pep Boys	Ba3	B+
	495,013	Term Loan, 7.360%, maturing January 27, 2011			498,725
		Petco Animal Supplies, Inc.	Ba3	B
	5,112,188	Term Loan, 7.853%, maturing October 26, 2013			5,163,764
		Phones 4U Group Ltd.	NR	NR
GBP	2,500,000	Term Loan, 8.132%, maturing September 22, 2014			4,944,842
GBP	2,500,000	Term Loan, 8.632%, maturing September 22, 2015			4,967,563
		Sally Holding, LLC	B2	B+
	$3,484,994	Term Loan, 7.860%, maturing November 16, 2013			3,517,666
		Samsonite Corporation	Ba3	BB-
	1,745,625	Term Loan, 7.600%, maturing December 30, 2013			1,759,808
		Sports Authority	B2	B
	992,500	Term Loan, 7.600%, maturing May 03, 2013			994,672
		Tire Rack, Inc.	B1	BB-
	807,972	Term Loan, 7.100%, maturing June 24, 2012			811,002
		Toys “R” Us, Inc.	Ba3	B
	1,375,000	Term Loan, 9.610%, maturing July 19, 2012			1,407,399
					88,076,244

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Satellite: 0.6%
		Intelsat (Bermuda), Ltd.	B2	B
	$2,550,000	Term Loan, 7.855%, maturing February 01, 2014			$2,563,206
		Intelsat Corporation	Ba2	BB
	4,226,880	Term Loan, 7.349%, maturing January 03, 2012			4,265,716
					6,828,922
		Telecommunications Equipment: 0.6%
		Sorenson Communications, Inc.	B1	B
	5,199,374	Term Loan, 7.860%, maturing August 16, 2013			5,212,373
		Syniverse Technologies, Inc.	Ba1	BB-
	1,220,664	Term Loan, 7.100%, maturing February 15, 2012			1,222,953
					6,435,326
Textiles & Leather: 1.3%
		Hanesbrands, Inc.	Ba2	BB-
	2,315,179	Term Loan, 7.105%, maturing September 05, 2013			2,331,095
		Hanesbrands, Inc.	B1	B-
	1,000,000	Term Loan, 9.105%, maturing March 05, 2014			1,025,781
		Iconix Brand Group, Inc.	B1	B+
	1,700,000	Term Loan, 7.600%, maturing May 02, 2013			1,714,875
		Polymer Group, Inc.	B1	BB-
	7,406,250	Term Loan, 7.590%, maturing November 22, 2012			7,429,394
		St. John Knits International, Inc.	B1	B+
	722,091	Term Loan, 8.350%, maturing March 21, 2012			727,506
		Targus Group, Inc.	B2	B
	1,468,454	Term Loan, 8.870%, maturing November 22, 2012			1,462,489
					14,691,140
Utilities: 9.9%
		Astoria Generating Company Acquisitions, LLC	B1	BB-
	2,128,474	Term Loan, 7.340%, maturing February 23, 2013			2,143,374
		AWG, PLC	NR	NR
GBP	1,000,000	Term Loan, 8.211%, maturing March 31, 2012			2,003,157
		Babcock & Wilcox Company	Ba2	BB+
	$2,500,000	Term Loan, 5.250%, maturing February 22, 2012			2,518,750
		Boston Generating, LLC	B1	B+
	1,000,000	Term Loan, 5.225%, maturing December 20, 2013			1,007,917
	2,992,500	Term Loan, 7.600%, maturing December 20, 2013			3,016,192

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
		Boston Generating, LLC	B3	B-
$750,000		Term Loan, 9.600%, maturing June 20, 2014			$769,804
	(2)	Calpine Corp.	B1	BB-
14,000,000		Debtor In Possession Term Loan, 7.590%, maturing March 29, 2009			14,083,188
		Cellnet Technology, Inc.	Ba2	NR
1,299,620		Term Loan, 7.340%, maturing July 22, 2011			1,308,284
		Cellnet Technology, Inc.	B2	NR
333,333		Term Loan, 9.620%, maturing October 22, 2011			337,639
		Coleto Creek WLE, LP	B1	B+
764,331		Term Loan, 8.000%, maturing June 28, 2013			768,153
5,320,464		Term Loan, 8.100%, maturing June 28, 2013			5,347,066
		HCP Acquisition, Inc.	B1	B-
748,125		Term Loan, 7.600%, maturing February 13, 2014			751,866
		HCP Acquisition, Inc.	NR	CCC
1,750,000		Term Loan, 9.610%, maturing February 13, 2015			1,763,125
		Infrastrux Group, Inc.	B2	B+
5,124,250		Term Loan, 8.570%, maturing November 03, 2012			5,137,061
		KGEN, LLC	Ba3	BB-
937,500		Term Loan, 7.125%, maturing February 05, 2014			940,430
1,558,594		Term Loan, 7.125%, maturing February 05, 2014			1,563,464
		La Paloma Generating Company, LLC	NR	BB-
218,579		Term Loan, 7.070%, maturing August 16, 2012			218,260
1,310,036		Term Loan, 7.100%, maturing August 16, 2012			1,308,126
104,335		Term Loan, 7.100%, maturing August 16, 2012			104,183
		Longview Power, LLC	Ba3	BB-
266,667		Term Loan, 7.600%, maturing February 28, 2014			268,750
800,000		Term Loan, 7.610%, maturing February 28, 2014			806,250
		MACH Gen, LLC	B2	B
453,125		Term Loan, 7.350%, maturing February 21, 2013			453,621
4,369,258		Term Loan, 7.360%, maturing February 21, 2014			4,372,535
		NE Energy, Inc.	B1	B+
792,683		Term Loan, 7.850%, maturing November 01, 2013			800,610

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
		Utilities (continued)
	$1,907,317	Term Loan, 7.850%, maturing November 01, 2013			$1,926,390
		NE Energy, Inc.	B3	B-
	1,675,000	Term Loan, 9.850%, maturing May 01, 2014			1,700,823
		NRG Energy, Inc.	B1	B+
	6,000,000	Term Loan, 7.350%, maturing February 01, 2013			6,016,704
	21,579,836	Term Loan, 7.350%, maturing February 01, 2013			21,638,964
		NSG Holdings, LLC	Ba2	BB
	183,673	Term Loan, 6.860%, maturing June 15, 2014			183,903
	1,616,327	Term Loan, 6.860%, maturing June 15, 2014			1,618,347
		Riverside Energy Center, LLC	B1	B
	244,856	Term Loan, 9.705%, maturing June 24, 2010			250,671
	1,937,616	Term Loan, 9.590%, maturing June 24, 2011			1,983,634
	3,043,217	Term Loan, 9.590%, maturing June 24, 2011			3,115,493
		Thermal North America, Inc.	B1	BB-
	4,000,000	Term Loan, 8.100%, maturing October 24, 2008			4,035,000
		TPF Generation Holdings, LLC	Ba3	B+
	4,987,500	Term Loan, 7.350%, maturing December 15, 2013			5,024,906
	1,600,000	Term Loan, 7.370%, maturing December 15, 2013			1,612,000
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Term Loan, 9.600%, maturing December 15, 2014			1,531,563
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 7.729%, maturing March 31, 2013			1,457,818
GBP	1,080,000	Term Loan, 9.419%, maturing March 31, 2013			2,159,592
		Wolf Hollow I, L.P.	B1	BB-
	$432,692	Term Loan, 7.570%, maturing June 22, 2012			426,202
	1,800,000	Term Loan, 7.570%, maturing June 22, 2012			1,773,000
	2,128,093	Term Loan, 7.600%, maturing June 22, 2012			2,096,172
					110,342,987
		Total Senior Loans (Cost $1,875,513,046)			1,895,667,012

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
OTHER CORPORATE DEBT: 0.5%

Automobile: 0.5%
	Avis Budget Car Rental	Ba1	BB-
$750,000	Floating Rate Note, 7.860%, maturing May 15, 2014			$776,250
	Navistar International Corporation	NR	NR
4,950,000	Unsecured Term Loan, 8.610%, maturing January 19, 2012			5,026,829
	Total Other Corporate Debt (Cost $5,700,000)			5,803,079

EQUITIES AND OTHER ASSETS: 0.2%

	Description	Market Value
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)	—
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)	Hayes-Lemmerz International, Inc. (176,982 Common Shares)	1,014,107
(@)	Humphrey’s, Inc. (Residual Interest in Bankruptcy Estate)	—
(@), (R)	IAP Acquisition Corporation (3,524 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,084 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,814 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (17,348 Common Shares)	—
(2), (@), (R)	Imperial Home Decor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	50
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

	Description		Market Value
EQUITIES AND OTHER ASSETS (continued)
(@), (R)	Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)		$—
(2), (@), (R)	New Piper Aircraft, Inc. (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		976,310
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $6,399,042)		2,099,114
	Total Investments (Cost $1,887,612,088)**	171.2%	$1,903,569,205
	Other Assets and Liabilities — Net	(71.2)	(791,586,153)
	Net Assets	100.0%	$1,111,983,052

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy Code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $

Net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$23,024,291
	Gross Unrealized Depreciation	(7,067,174)
	Net Unrealized Appreciation	$15,957,117

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

At May 31, 2007 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Euro			USD
EUR 30,650,000	Sell	07/16/07	$41,212,569	$41,304,884	$(92,315)
Euro
EUR 18,390,000	Sell	08/15/07	25,145,811	24,806,957	338,854
Euro
EUR 12,260,000	Sell	09/14/07	16,564,609	16,564,609	—
British Pound Sterling GBP 10,225,000	Sell	07/16/07	20,088,545	20,234,069	(145,524)
British Pound Sterling GBP 6,135,000	Sell	08/15/07	12,228,773	12,136,265	92,508
British Pound Sterling GBP 4,090,000	Sell	09/14/07	8,083,680	8,083,680	—
Sweden Kronor SEK 22,400,000	Sell	07/16/07	3,293,420	3,245,010	48,410
Sweden Kronor SEK 13,440,000	Sell	08/15/07	2,011,803	1,949,760	62,043
Sweden Kronor SEK 8,960,000	Sell	09/14/07	1,305,038	1,305,038	—
			$129,934,248	$129,630,272	$303,976

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2007